Consolidated Statements of Profit or Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Total revenue	¥ 361,134	¥ 401,844	¥ 527,543
Cost of revenue	(250,419)	(218,368)	(294,998)
Gross profit	110,715	183,476	232,545
Other net income	16,491	15,750	19,296
Research and development expenses (including research and development expenses from a related party of RMB17,099, RMB60,789 and RMB68,922 for the years ended December 31, 2022, 2023 and 2024, respectively)	(1,091,357)	(1,058,395)	(758,565)
Administrative expenses	(1,138,802)	(625,369)	(237,236)
Selling expenses	(53,566)	(41,447)	(23,574)
Impairment loss on receivables and contract assets (including impairment loss of RMB1,234, RMB1,292 and RMB160 on receivables from related parties for the years ended December 31, 2022, 2023 and 2024, respectively)	(28,664)	(40,217)	(11,696)
Operating loss	(2,185,183)	(1,566,202)	(779,230)
Net foreign exchange gain	27,880	7,052	20,209
Interest income	176,902	132,042	36,111
Fair value changes of financial assets at fair value through profit or loss ("FVTPL")	(61,834)	42,960	7,731
Other finance costs	(3,451)	(3,490)	(4,202)
Inducement charges of warrants	0	0	(125,213)
Fair value changes of financial liabilities measured at FVTPL	0	(4,549)	25,308
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	(465,254)	(554,048)	(479,210)
Loss before taxation	(2,510,940)	(1,946,235)	(1,298,496)
Income tax	(5,868)	(2,866)	0
Loss for the year	(2,516,808)	(1,949,101)	(1,298,496)
Loss attributable to shareholders of the Company	¥ (2,516,808)	¥ (1,949,101)	¥ (1,298,496)
Loss per ordinary share
Basic loss per Class A and Class B ordinary share	¥ (8.54)	¥ (16.86)	¥ (11.08)
Diluted loss per Class A and Class B ordinary share	¥ (8.54)	¥ (16.86)	¥ (11.08)
Product [member]
Statement1 [Line Items]
Total revenue	¥ 87,710	¥ 54,190	¥ 337,717
Cost of revenue	(71,716)	(34,138)	(192,523)
Service [member]
Statement1 [Line Items]
Total revenue	273,424	347,654	189,826
Cost of revenue	¥ (178,703)	¥ (184,230)	¥ (102,475)